Rule 497(e)
Registration Nos. 333-143964 and 811-21944

First Trust Exchange-Traded Fund II

(the “Trust”)

First Trust Alerian Disruptive Technology Real Estate ETF

(the “Fund”)

Supplement to the Statement of Additional Information

Dated July 31, 2026

Notwithstanding anything to the contrary in the Fund’s Statement of Additional Information, the sections entitled “INFORMATION FOR INVESTORS IN THE EUROPEAN ECONOMIC AREA (“EEA”) ONLY,” “INFORMATION FOR INVESTORS IN HONG KONG ONLY,” “INFORMATION FOR INVESTORS IN SINGAPORE ONLY” and “INFORMATION FOR INVESTORS IN TAIWAN ONLY” in the Fund’s Statement of Additional Information are deleted in their entirety.

Please Keep this Supplement with your Fund Statement of Additional Information for Future Reference